10. Debt Issue Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes to Financial Statements
10. Debt Issue Costs

Note 10 Debt Issue Costs

	March 31, 2016	December 31, 2015
	(Unaudited)	(Audited)
Debt Issuance Costs	$316,797	$316,797
Total	316,797	316,797
Less: Accumulated Amortization	(310,761)	(302,192)
Debt Issuance Costs- net	$6,036	$14,605

The Company recorded amortization expense of $8,569 and $38,612 for the three months ended March 31, 2016 and 2015, respectively.

Remaining in the following years ended December 31,
2016	$6,036

Note 10 Debt Issue Costs

Balance- December 31, 2013	$247,197
Additions	69,600
Amortization	(154,851)
Balance- December 31, 2014	161,946
Amortization	(147,341)
Balance- December 31, 2015	$14,605

The Company recorded amortization expense of $147,341 and $103,388 for the years ended December 31, 2015 and December 31, 2014, respectively. Accumulated amortization of debt issuance costs amounted to $302,192 and $154,851 at December 31, 2015 and December 31, 2014 respectively.

Remaining in the following years ended December 31,
2016	$14,605